Schedule of currency exchange rates (Details)	6 Months Ended						12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 RM / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 RM / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 RM / shares
Accounting Policies [Abstract]
Period-end spot rate | (per share)	$ 0.7395	$ 1.00	RM 3.4518	$ 0.7193	$ 1.00	RM 3.1708	$ 0.7460	$ 1.00	RM 3.2860
Average rate | (per share)	$ 0.7484	$ 1.00	RM 3.3382	$ 0.7326	$ 1.00	RM 3.1296	$ 0.7241	$ 1.00	RM 3.1917